Other operating income (expenses), net	12 Months Ended
Dec. 31, 2020
Other operating income (expenses), net
Other operating income (expenses), net

28.         Other operating income (expenses), net

	2020	2019	2018
Gain on revaluation of assets in Guajira association (1)	1,284,372	—	—
Gain (loss) on acquisition of participations and interests (1)	86,026	1,048,924	(12,065)
Loss on sale of assets	(263,647)	(148,021)	(93,601)
Expense for legal provisions	(139,978)	(98,020)	(68,398)
Impairment loss of short–term assets	(34,416)	(90,441)	(105,692)
Gain on loss of control (2)	65,695	—	—
Other income	120,114	344,354	244,301
	1,118,166	1,056,796	(35,455)
(1)

Results in the acquisition of La Guajira: Ecopetrol COP$1,284,372 and Hocol COP$86,026.  For Ecopetrol it corresponds to the revaluation of the assets that it already had in the Guajira association and for Hocol it corresponds to the Bargain obtained from the acquisition of the 43% stake. (Note 12 - Business combinations).

(2)

Recognition of the disposal of net assets due to the loss of control due to the opening of the judicial liquidation process of Bioenergy S.A.S. and Bioenergy Zona Franca S.A.S. COP$65,570 (Note 2.2). Liquidation process of ECP Oil and Gas Germany GmbH COP$125.